CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2024	Aug. 31, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited)
Revenue	$ 174,000	$ 84,000	$ 531,923	$ 380,278	$ 464,278	$ 226,208
Cost of goods sold	0	0	2,720	4,822	4,822	31,500
Gross profit	174,000	84,000	529,203	375,456	459,456	194,708
Operating expenses
Research and development	2,717,501	573,089	6,356,637	1,393,359	2,360,565	3,666,721
General and administrative	1,206,920	1,253,830	3,364,706	2,532,163	3,852,021	3,062,009
Total operating expenses	3,924,421	1,826,919	9,721,343	3,925,522	6,212,586	6,728,730
Loss from operations	(3,750,421)	(1,742,919)	(9,192,140)	(3,550,066)	(5,753,130)	(6,534,022)
Other income (loss)
Interest income	190	0	201	7,318	14,311	43,190
Unrealized loss on marketable securities	(40,375)	(41,393)	(22,267)	(79,335)	(69,835)	(221,693)
Total other income (loss)	(40,185)	(41,393)	(22,066)	(72,017)	(55,524)	(178,503)
Net loss	(3,790,606)	(1,784,312)	(9,214,206)	(3,622,083)	(5,808,654)	(6,712,525)
Less: Net loss attributable to non-controlling interest	(1,514)	(2,619)	(8,203)	(11,528)	(13,309)	(47,626)
Net loss attributable to Lexaria shareholders	(3,789,092)	(1,781,693)	(9,206,003)	(3,610,555)	(5,795,345)	(6,664,899)
Other comprehensive income (loss)
Foreign currency translation adjustment	37,173	(1,240)	(61,257)	(21,866)	(19,816)	0
Total comprehensive loss	$ (3,751,919)	$ (1,782,933)	$ (9,267,260)	$ (3,632,421)	$ (5,815,161)	$ (6,664,899)
Basic and diluted loss per share	$ (0.21)	$ (0.13)	$ (0.53)	$ (0.32)	$ (0.47)	$ (1.01)
Weighted average number of common shares outstanding
- Basic and diluted	18,298,309	13,855,202	17,472,844	11,274,845	12,383,974	6,614,066